Employee benefits, restructuring and post-retirement employee benefits provisions (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions

	2021	2020
	US$M	US$M
Employee benefits (1)	1,624	1,313
Restructuring (2)	54	34
Post-retirement employee benefits (3)	534	547

Total provisions	2,212	1,894

Comprising:
Current	1,606	1,283
Non-current	606	611

Summary of Reconciliation of Employee Benefits Restructuring and Postretirement Employee Benefits

2021 US$M	Employee benefits	Restructuring	Post- retirement employee benefits (3)	Total
At the beginning of the financial year	1,313	34	547	1,894
Charge/(credit) for the year:
Underlying	1,402	45	62	1,509
Discounting	–	–	31	31
Net interest expense	–	–	(10)	(10)
Exchange variations	104	1	30	135
Released during the year	(82)	–	(46)	(128)
Remeasurement gains taken to retained earning s	–	–	(58)	(58)
Utilisation	(1,119)	(26)	(59)	(1,204)
Transfers and other movements	6	–	37	43

At the end of the financial year	1,624	54	534	2,212

(1)	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

(2)	Total restructuring provisions include provisions for terminations and office closures.

(3)	Refer to note 27 ‘Pension and other post-retirement obligations’.